 [LOGO]

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


                           RESERVE INSTITUTIONAL TRUST

                           PRIMARY INSTITUTIONAL FUND
                       U.S. GOVERNMENT INSTITUTIONAL FUND
                        U.S. TREASURY INSTITUTIONAL FUND
                              INTERSTATE TAX-EXEMPT
                               INSTITUTIONAL FUND


                                NOVEMBER 30, 1999


[LOGO]                                                              BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 PERMIT NO. 8898
                                                                   BRONX, N.Y.

1250 BROADWAY, NEW YORK, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
RIT/SEMI-ANNUAL 01/00

            RESERVE INSTITUTIONAL TRUST--PRIMARY INSTITUTIONAL FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--54.6%                                                     (NOTE 1)
------------   ----------------------------------------------                                                    ------------

               DOMESTIC--12.3%
$ 16,000,000   BankBoston, NA, 5.85%, 2/14/00.................................................................   $ 16,000,000
   5,000,000   Chase Manhattan Bank, 5.85%, 2/14/00...........................................................      5,000,000
  18,000,000   Morgan Guaranty Trust Co., N.Y., 5.65%, 2/3/00.................................................     18,000,000
   5,000,000   Wilmington Trust Co., 5.88%, 2/22/00...........................................................      5,000,000
                                                                                                                 ------------
                                                                                                                   44,000,000
                                                                                                                 ------------
               EURO--6.7%
  12,000,000   ING Bank, NV, 5.87%, 3/27/00...................................................................     12,000,000
  12,000,000   Bank of Scotland, 6.14%, 1/31/00...............................................................     12,000,000
                                                                                                                 ------------
                                                                                                                   24,000,000
                                                                                                                 ------------
               YANKEE--35.6%
  12,000,000   Bank Austria, 6.08%, 2/22/00...................................................................     12,000,000
  15,000,000   Banque National de Paris, 6.00%, 2/29/00.......................................................     15,000,000
  12,000,000   Bayerische Landesbank Girozentrale, 6.01%, 2/7/00..............................................     12,000,111
  17,000,000   Commerzbank, AG, 5.79%, 2/10/00................................................................     17,000,000
  17,000,000   Credit Suisse First Boston, 5.73%, 2/7/00......................................................     17,000,312
  15,000,000   Deutsche Bank AG, 6.00%, 3/2/00................................................................     15,000,000
  10,000,000   Lloyds TSB Bank PLC, 5.90%, 2/15/00............................................................     10,000,000
  15,000,000   National Westminster Bank, PLC, 5.5425%, 11/22/00..............................................     14,989,934
  15,000,000   Westdeutsche Landesbank Girozentrale, 6.00%, 3/1/00............................................     15,000,000
                                                                                                                 ------------
                                                                                                                  127,990,357
                                                                                                                 ------------
               Total Negotiable Bank Certificates of Deposit (Cost $195,990,357)..............................    195,990,357
                                                                                                                 ------------
               COLLATERALIZED PROMISSORY NOTES--4.1% (A)
  15,000,000   ABN/AMRO, N.A., 5.73%, 2/23/00
                (Cost $14,799,450)............................................................................     14,799,450
                                                                                                                 ------------
               REPURCHASE AGREEMENTS--44.6%
  85,000,000   Bear, Stearns & Co. Inc., 5.74%,12/1/99 (collateralized by FNMA 0% due 4/18/27 valued at
                $7,722,949, FGRA 0% due 8/15/28 to 8/15/29 valued at $5,967,361, FGRM 6.50% to 7.00% due
                5/15/24 to 3/15/26 valued at $44,363,501, FNRM 0% due 7/25/08 to 3/25/23 valued at $9,696,443,
                FNRA 0% due 11/25/10 to 11/25/29 valued at $10,988,532, FNRM 0% due 12/25/26 valued at
                $9,014,558)...................................................................................     85,000,000
  75,000,000   Prudential Securities, Inc., 5.65 to 5.71%, 12/1/99 (collateralized by FNRM 6.50% due 1/29/25 valued at $23,966,480, FGRM 6.00% due 8/19/15 valued at $9,797,358, FHLB 0% due 1/4/06 valued
                at $43,068,561)...............................................................................     75,000,000
                                                                                                                 ------------
               Total Repurchase Agreements (Cost $160,000,000)................................................    160,000,000
                                                                                                                 ------------
               TOTAL INVESTMENTS (COST $370,789,807).................................................    103.3%   370,789,807
               LIABILITIES, LESS OTHER ASSETS........................................................     (3.3)   (11,667,135)
                                                                                                        ------   ------------
               NET ASSETS............................................................................    100.0%  $359,122,672
                                                                                                        ------   ------------
                                                                                                        ------   ------------

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST
                $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

                    48,400,150 SHARES CLASS A..................................................   $1.00
                                                                                                  =====
                    16,542,038 SHARES CLASS B..................................................   $1.00
                                                                                                  =====
                    50,760,643 SHARES CLASS C..................................................   $1.00
                                                                                                  =====
                    243,419,841 SHARES TREASURER'S TRUST.......................................   $1.00
                                                                                                  =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

        RESERVE INSTITUTIONAL TRUST--U.S. GOVERNMENT INSTITUTIONAL FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      REPURCHASE AGREEMENTS-101.7%                                                                        (NOTE 1)
------------   ----------------------------                                                                      ------------
$  8,000,000   Bear, Stearns & Co. Inc., 5.72%, 12/1/99 (collateralized by GNMA, 6.50%-8.00%, due from 6/15/26
                to 9/15/28 valued at $8,299,844)..............................................................   $  8,000,000
   9,000,000   Merrill Lynch, GSI, 5.63%, 12/1/99 (collateralized by UST Note, 5.50% due 5/15/09 valued at
                $9,003,322)...................................................................................      9,000,000
   9,000,000   Prudential Securities, Inc., 5.68%, 12/1/99 (collateralized by G1JP, 6.50%%, due 11/12/15
                valued at $9,000,000).........................................................................      9,000,000
   9,000,000   Goldman Sachs & Co., 5.63%, 12/1/99 (collateralized by GNMA, 7.00% due 9/20/29 valued at
                $9,000,000)...................................................................................      9,000,000
                                                                                                                 ------------
               TOTAL INVESTMENTS (COST $35,000,000)..................................................    101.7%    35,000,000
               LIABILITIES, LESS OTHER ASSETS........................................................    (1.7)       (586,395)
                                                                                                        ------   ------------
               NET ASSETS............................................................................    100.0%  $ 34,413,605
                                                                                                        ------   ------------
                                                                                                        ------   ------------

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 34,413,605 SHARES
                OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.
                    17,105,050 SHARES CLASS A.....................................................   $1.00
                                                                                                     =====
                    7,831,257 SHARES CLASS B......................................................   $1.00
                                                                                                     =====
                    9,477,298 SHARES TREASURER'S TRUST............................................   $1.00
                                                                                                     =====

          RESERVE INSTITUTIONAL TRUST--U.S. TREASURY INSTITUTIONAL FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      U.S. TREASURY BILLS--99.3%                                                                         (NOTE 1)
------------   -----------------------------------------------------------------------------------------------   ------------
$    200,000   4.86%, 12/2/99.................................................................................   $    199,973
   1,500,000   4.71% to 4.91%, 1/6/00.........................................................................      1,492,810
   3,000,000   4.795% to 4.87%, 1/13/00.......................................................................      2,982,773
   5,500,000   4.92% to 5.195%, 1/20/00.......................................................................      5,461,778
   2,500,000   4.825% to 4.94%, 2/3/00........................................................................      2,478,351
   2,000,000   4.69% to 4.80%, 2/10/00........................................................................      1,981,284
   3,000,000   4.885% to 4.905%, 2/17/00......................................................................      2,968,204
     500,000   5.135%, 2/24/00................................................................................        493,938
     500,000   4.82%, 3/9/00..................................................................................        493,372
                                                                                                                 ------------
               TOTAL INVESTMENTS (COST $18,552,483)..................................................     99.3%    18,552,483
               OTHER ASSETS, LESS LIABILITIES........................................................       .7        135,574
                                                                                                        ------   ------------
               NET ASSETS............................................................................    100.0%  $ 18,688,057
                                                                                                        ------   ------------
                                                                                                        ------   ------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE BASED ON 18,688,057 SHARES OF
                BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING:.............................................          $1.00
                                                                                                                        =====

                                    GLOSSARY

G1JP   GNMA 1 Single Family Platinum Pool
FGRA   Federal National Mortgage Association ("FNMA") Adjustable Rate Gold REMIC
FGRM   FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FNRM   Federal National Mortgage Association ("FNMA") REMIC Mortgage-Backed Pass-Through Securities
FNRA   Federal National Mortgage Association Adjustable Rate REMIC
FHLB   Federal Home Loan Bank
GNMA   Government National Mortgage Association
FNMA   Federal National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 1999--(UNAUDITED)

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      TAX-EXEMPT OBLIGATIONS--98.6%                                                                      (NOTE 1)
------------   -----------------------------                                                                     ------------
               ARIZONA--7.5%
$    700,000   Apache County IDA for Tucson Electric Power Company, Series 83A, 3.90%, 12/15/18 (a)...........   $    700,000
   1,000,000   Apache County IDA for Tucson Electric Power Company, Series 83B, 3.95%, 12/15/18 (a)...........      1,000,000
     500,000   Pima County IDA PCR for Tucson Electric Project, 4.00%, 10/1/22 (a)............................        500,000
     600,000   Pima County G.O. Note, 4.75% 7/1/00 (b)........................................................        603,216
                                                                                                                 ------------
                                                                                                                    2,803,216
                                                                                                                 ------------
               COLORADO--7.6%
     500,000   Arapahoe School District #5 for Cherry Creek, TAN, 4.25%, 6/30/00..............................        501,496
   1,000,000   Broomfield IDR for Buckeye INVTS Project, 3.95%, 12/1/09 (a)...................................      1,000,000
     850,000   Denver Airport, Series B, 3.90%, 12/1/20 (a)...................................................        850,000
     500,000   Smith Creek Metro District for Eagle County, 3.90%, 10/1/35 (a)................................        500,000
                                                                                                                 ------------
                                                                                                                    2,851,496
                                                                                                                 ------------
               DISTRICT OF COLUMBIA--1.3%
     500,000   Washington, D.C. George Washington University, 3.90%, 3/1/06 (a)...............................        500,000
                                                                                                                 ------------
               FLORIDA--4.3%
     500,000   Florida Local Gov't Financial Auth. for Lake Wales Medical Centers, Series A, 4.05%, 3/1/15
                (a)...........................................................................................        500,000
     400,000   Martin Pollution Control for Florida Power & Light Co, 3.70%, 9/1/24 (a).......................        400,000
     700,000   University Athletic Assn. Cap. Impt. for Florida Stadium Project, 4.00%, 2/1/20 (a)............        700,000
                                                                                                                 ------------
                                                                                                                    1,600,000
                                                                                                                 ------------
               GEORGIA--3.5%
     700,000   Clayton Housing Auth. Multi Family for Rainwood Development, 3.975%, 5/1/06 (a)................        700,000
     600,000   Georgia Mun. Assn. Pool Bd. Certificate of Participation, 3.85%, 12/15/20 (a)..................        599,839
                                                                                                                 ------------
                                                                                                                    1,299,839
                                                                                                                 ------------
               ILLINOIS--4.6%
     500,000   Chicago Emergency Telephone System GOB, 4.50%, 1/1/00 (b)......................................        500,000
     400,000   Illinois HFA for Swedish Covenant Hospital, 3.90%, 8/1/25 (a)..................................        400,000
     835,000   Illinois HFA for Community Hospital Center--C, 3.90%, 10/1/15 (a)..............................        835,000
                                                                                                                 ------------
                                                                                                                    1,735,494
                                                                                                                 ------------
               KENTUCKY--5.9%
   1,200,000   Kentucky Asset/Liability COP, 3.85%, 6/30/01 (b)...............................................      1,200,000
   1,000,000   Kentucky Asset/Liability TRAN, 4.50%, 6/28/00..................................................      1,003,763
                                                                                                                 ------------
                                                                                                                    2,203,763
                                                                                                                 ------------
               LOUISIANA--4.7%
   1,270,000   Calcasieu Parish Sales Tax District 4A, 3.90%, 9/1/00 (a)......................................      1,270,000
     500,000   Lake Charles Harbor & Terminal for Citgo Pere Corp., 3.90%, 8/1/07 (a).........................        500,000
                                                                                                                 ------------
                                                                                                                    1,770,000
                                                                                                                 ------------
               MARYLAND--3.5%
   1,300,000   Baltimore IDA for Cap. Acquisitions, 3.90%, 8/1/16 (a).........................................      1,300,000
                                                                                                                 ------------
               MASSACHUSETTS--1.3%
     500,000   Triton Regional School District BAN, 3.50%, 4/12/00............................................        500,615
                                                                                                                 ------------
               MICHIGAN--4.1%
     100,000   Delta EDC for Mead-Escanaba Paper, Series E, 3.75%, 12/1/23 (a)................................        100,000
     935,000   Garden City HFA for Garden City Hospital, 3.90%, 9/1/26 (a)....................................        935,000
     500,000   Jackson EDC for Thrifty Leoni Inc. Project, 3.975%, 12/1/14 (a)................................        500,000
                                                                                                                 ------------
                                                                                                                    1,535,000
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
      STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)--(CONTINUED)

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      TAX-EXEMPT OBLIGATIONS--98.6%                                                                      (NOTE 1)
------------   -----------------------------                                                                     ------------
               MISSOURI--0.9%
$    355,000   Platte IDA for Platte Care, 4.25%, 10/1/10 (a).................................................   $    355,000
                                                                                                                 ------------

               NEBRASKA--1.0%
     390,000   Buffalo IDR for Agrex Inc Project, 4.20%, 2/1/15 (a)...........................................        390,000
                                                                                                                 ------------

               NEW YORK--9.6%
   1,000,000   New York City GOB, Series E5, 3.70%, 8/1/10 (a)................................................      1,000,000
     700,000   New York City GOB, Series E5, 3.70%, 8/1/17 (a)................................................        700,000
     900,000   New York City GOB, Series B7, 3.80%, 8/15/18 (a)...............................................        900,000
   1,000,000   New York City GOB, Series A4, 3.75%, 8/1/22 (a)................................................      1,000,000
                                                                                                                 ------------
                                                                                                                    3,600,000
                                                                                                                 ------------

               NORTH CAROLINA--2.7%
   1,000,000   Lenoir Indl Fac & Pollution Control for Texas Gulf, 3.975%, 12/1/03 (a)........................      1,000,000
                                                                                                                 ------------

               OHIO--1.3%
     500,000   Sharonville IDA for Edgecomb Metals Inc., 3.90%, 11/1/09 (a)...................................        500,000
                                                                                                                 ------------

               OKLAHOMA--1.3%
     500,000   Oklahoma IDA for Christian College, 4.10%, 7/1/15 (a)..........................................        500,000
                                                                                                                 ------------

               PENNSYLVANIA--17.3%
   1,200,000   Allegheny HDA for Allegheny General Hospital, Series B, 4.85%, 9/1/20 (a)......................      1,200,000
     900,000   Allegheny HAD for Children's Hospital Pittsburgh, Series B, 4.00%, 12/1/15 (a).................        900,000
   1,000,000   Allegheny IDA for Longwood at Oakmont, 3.70%, 7/1/27 (a).......................................      1,000,000
     500,000   Allegheny Series C, GOB, 6.10%, 9/1/00 (b).....................................................        508,202
     475,000   Clarion County IDA Bonds for Meritcare Project, Series A,4.00%, 12/1/12 (a)....................        475,000
     700,000   Emmaus GOB Local Government Revenue Bonds, 3.90%, 12/1/28 (a)..................................        700,000
   1,000,000   Lehigh IDA for Allentown Airport, 3.95%, 12/1/05 (a)...........................................      1,000,000
     700,000   York General Authority Pooled Financing, 3.90%, 9/1/26 (a).....................................        700,000
                                                                                                                 ------------
                                                                                                                    6,483,202
                                                                                                                 ------------
               SOUTH DAKOTA--2.5%
     925,000   South Dakota HEFA for Rapid City Regional Hospital, 5.00%, 9/1/00 (b)..........................        932,402
                                                                                                                 ------------
               TENNESSEE--1.2%
     455,000   Chattanooga IDA for Baylor School Project, 3.95%, 11/1/16 (a)..................................        455,000
                                                                                                                 ------------
               TEXAS--7.2%
   1,200,000   Harris County HFDC for Greater Houston Project, 3.90%, 11/1/25 (a).............................      1,200,000
     700,000   Harris County HFDC for TIRR Project, 4.00%, 10/1/17 (a)........................................        700,000
     300,000   Midlothian IDC for Box-Crow Cement Co. Project, 3.85%, 12/1/09 (a).............................        300,000
     500,000   Texas Series A TRAN, 4.50%, 8/31/00............................................................        502,893
                                                                                                                 ------------
                                                                                                                    2,702,893
                                                                                                                 ------------
               VIRGINIA--2.7%
   1,000,000   Norfolk IDA for Childrens Hospital Project, 3.90%, 6/1/20 (a)..................................      1,000,000
                                                                                                                 ------------
               WASHINGTON--1.3%
     500,000   Port of Seattle IDC for Douglas Management Corp., 4.10%, 12/1/05 (a)...........................        500,000
                                                                                                                 ------------
               WISCONSIN--1.3%
     500,000   Green Bay IDA for St. Mary's Holdings, Inc., 4.00%, 11/1/00 (a)................................        500,000
                                                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     RESERVE INSTITUTIONAL TRUST--INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
      STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)--(CONTINUED)

 PRINCIPAL                                                                                                          VALUE
   AMOUNT      TAX-EXEMPT OBLIGATIONS--(CONTINUED)                                                                (NOTE 1)
------------   -----------------------------------                                                               ------------

               TOTAL INVESTMENTS (COST $37,017,920)..........................................    98.6%           $ 37,017,920

               OTHER ASSETS, LESS LIABILITIES................................................     1.4                 530,598
                                                                                               ------            ------------

               NET ASSETS....................................................................   100.0%           $ 37,548,518
                                                                                               ------            ------------
                                                                                               ------            ------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON SHARES OF EACH
                CLASS OF BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET
                ASSETS OF EACH CLASS:
                    9,111,882 SHARES CLASS A......................................................   $1.00
                    28,436,636 SHARES TREASURER'S TRUST...........................................   $1.00

---------------

(a) The interest rates, as reported November 30, 1999, are subject to change periodically. The Securities are payable on demand and are collateralized by letters of credit, other bank credit agreements or financial guaranty assurance agencies.

(b) The Securities are collateralized by letters of credit, other bank credit agreements or financial guaranty assurance agencies

                                    GLOSSARY

Security Type Abbreviations:
BAN     -- Bond Anticipation Notes
EDC     -- Economic Development Corporation
GOB     -- General Obligation Bonds
HDA     -- Hospital Development Authority
HEFA    -- Health & Education Facilities Authority
HFA     -- Health Facilities Authority Revenue Bonds
HFDC    -- Housing Finance Development Corporation
COP     -- Certificate of Participation
IDA     -- Industrial Development Authority Revenue Bonds
IDC     -- Industrial Development Corporation Revenue Bonds
IDR     -- Industrial Development Agency Revenue Bonds
TAN     -- Tax Anticipation Notes
TRAN    -- Tax & Revenue Anticipation Notes

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

                                                                                  U.S.               U.S.            INTERSTATE
                                                              PRIMARY          GOVERNMENT          TREASURY          TAX-EXEMPT
                                                           INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL
                                                               FUND               FUND               FUND               FUND
                                                           ---------------    ---------------    ---------------    ---------------
INTEREST INCOME (Note 1)................................     $ 8,458,918        $ 1,155,362         $ 430,897          $ 584,764
                                                             -----------        -----------         ---------          ---------

EXPENSES (Note 2)
  Comprehensive fees....................................         397,356             57,613            23,032             43,836
  12b-1 fees (Class C)..................................          79,729                 --                --                 --
  Shareholder services fees:
      Class B...........................................           9,076              8,285                --                 --
      Class C...........................................          79,729                 --                --                 --
      Treasurer's Trust.................................         229,799             11,032            23,032             31,055
  Other operating expenses..............................          91,919              4,412             9,886             12,422
                                                             -----------        -----------         ---------          ---------
  Total Expenses before waivers.........................         887,608             81,342            55,950             87,313
  Less: expenses waived.................................              --                 --           (36,851)                --
                                                             -----------        -----------         ---------          ---------
  Net Expenses..........................................         887,608             81,342            19,099             87,313
                                                             -----------        -----------         ---------          ---------
NET INVESTMENT INCOME, representing Net Increase in Net
  Assets from Investment Operations.....................     $ 7,571,310        $ 1,074,020         $ 411,798          $ 497,451
                                                             -----------        -----------         ---------          ---------
                                                             -----------        -----------         ---------          ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE INSTITUTIONAL TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                        PRIMARY                       U.S. GOVERNMENT                 U.S. TREASURY
                                     INSTITUTIONAL                     INSTITUTIONAL                  INSTITUTIONAL
                           ---------------------------------   -----------------------------   ---------------------------
                             SIX MONTHS                         SIX MONTHS                      SIX MONTHS
                                ENDED          YEAR ENDED          ENDED        YEAR ENDED        ENDED        YEAR ENDED
                            NOVEMBER 30,         MAY 31,       NOVEMBER 30,       MAY 31,      NOVEMBER 30,     MAY 31,
                                1999*             1999             1999*           1999           1999*         1999(A)
                           ---------------   ---------------   -------------   -------------   ------------   ------------

INCREASE (DECREASE) IN
 NET ASSETS FROM
 INVESTMENT OPERATIONS:
 Net investment income...  $     7,571,310   $     8,723,962   $  1,074,020    $   1,997,803   $   411,798    $    301,406
                           ---------------   ---------------   -------------   -------------   ------------   ------------

DISTRIBUTIONS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME
 (Note 1):
 Class A.................       (1,579,989)       (1,858,597)      (684,712)              --            --              --
 Class B.................         (227,147)         (206,486)      (190,857)      (1,520,574)           --              --
 Class C.................       (1,452,930)         (137,927)            --         (215,653)           --              --
 Treasurer's Trust.......       (4,311,244)       (6,520,952)      (198,451)        (261,576)     (411,798)       (301,406)
                           ---------------   ---------------   -------------   -------------   ------------   ------------
Total Dividends to
 Shareholders............       (7,571,310)       (8,723,962)    (1,074,020)      (1,997,803)     (411,798)       (301,406)
                           ---------------   ---------------   -------------   -------------   ------------   ------------

FROM CAPITAL SHARE
 TRANSACTIONS (at net
 asset value of $1.00 per
 share):
 Net proceeds from sale
   of shares.............    1,036,132,449     1,544,713,374     55,018,147      185,966,100    41,449,202      48,349,768
 Dividends reinvested....        7,571,311         8,723,962      1,074,020        1,997,803       411,798         301,406
 Cost of shares
   redeemed..............     (977,126,261)   (1,447,380,639)   (69,579,439)    (149,132,456)  (38,897,037)    (32,927,080)
                           ---------------   ---------------   -------------   -------------   ------------   ------------
 Net increase (decrease)
   derived from capital
   share transactions and
   from investment
   operations............       66,577,499       106,056,697    (13,487,272)      38,831,447     2,963,963      15,724,094

NET ASSETS:
Beginning of period......      292,545,173       186,488,476     47,900,877        9,069,430    15,724,094              --
                           ---------------   ---------------   -------------   -------------   ------------   ------------
End of period............  $   359,122,672   $   292,545,173   $ 34,413,605    $  47,900,877   $18,688,057    $ 15,724,094
                           ---------------   ---------------   -------------   -------------   ------------   ------------
                           ---------------   ---------------   -------------   -------------   ------------   ------------

                                   INTERSTATE
                                   TAX-EXEMPT
                                  INSTITUTIONAL
                           ---------------------------
                            SIX MONTHS
                              ENDED        YEAR ENDED
                           NOVEMBER 30,     MAY 31,
                              1999*           1999
                           ------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 INVESTMENT OPERATIONS:
 Net investment income...  $   497,451    $    472,770
                           ------------   ------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM NET
 INVESTMENT INCOME
 (Note 1):
 Class A.................     (154,154)        (52,593)
 Class B.................           --          (4,840)
 Class C.................           --              --
 Treasurer's Trust.......     (343,297)       (415,337)
                           ------------   ------------
Total Dividends to
 Shareholders............     (497,451)       (472,770)
                           ------------   ------------
FROM CAPITAL SHARE
 TRANSACTIONS (at net
 asset value of $1.00 per
 share):
 Net proceeds from sale
   of shares.............   51,360,025     102,124,017
 Dividends reinvested....      497,451         472,770
 Cost of shares
   redeemed..............  (49,222,249)    (81,714,432)
                           ------------   ------------
 Net increase (decrease)
   derived from capital
   share transactions and
   from investment
   operations............    2,635,227      20,882,355
NET ASSETS:
Beginning of period......   34,913,291      14,030,936
                           ------------   ------------
End of period............  $37,548,518    $ 34,913,291
                           ------------   ------------
                           ------------   ------------

---------------

(a) For the period October 21, 1998 (Commencement of Operations) to May 31,
    1999.

*  Unaudited

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Reserve Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. The Trust's authorized shares of beneficial interest are unlimited, and currently are divided into four series
      (funds): Primary Institutional, U.S. Government Institutional, U.S. Treasury Institutional and Interstate
      Tax-Exempt Institutional Funds (collectively the "Funds"). Additionally, each Fund is divided into five classes of shares with similar investment objectives, but with different expense ratios.

      B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

      E. Expenses are allocated based on a Fund's net assets and/or number of shareholder accounts. Those expenses recognized as directly attributable to a specific Fund are charged to that Fund directly.

      F. The Trusts may enter into repurchase agreements with financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Funds' Board of Trustees. The Funds' Investment
      Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Trust's custodian holds the underlying securities subject to repurchase agreements.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI")
      and the Funds, RMCI serves as the Funds' Investment Adviser subject to the policies adopted by the Board of
      Trustees. Under the Agreement, RMCI will furnish continuous investment advisory and management services to the
      Funds.

      RMCI receives a fee of 0.25% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. Each Fund's operating expenses are limited to an annual rate of .25% for Class A, .45% for Class B and .60% for Treasurer's Trust of each Class'
      average daily net assets. During the six months ended November 30, 1999, RMCI voluntarily waived $36,851 of U.S.
      Treasury Institutional Fund's total expenses.

      DISTRIBUTION ASSISTANCE AND SHAREHOLDER SERVICES:

      Pursuant to a Plan of Distribution, each Fund makes payments to firms for distribution assistance and administrative services provided to shareholders of Class C and D at an annual rate of .25% and .50%, respectively.
      To date, no payments have been made by Class D since it has yet to begin operations. In addition, under the Plan, shareholders of Class B, C, D and Treasurer's Trust may make payments to firms (including RMCI) providing shareholder services, including maintaining shareholder accounts, responding to shareholder inquiries and providing certain other services, at an annual rate of .20%, .25%, .25% and .25%, respectively.

(3)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.
      Actual results could differ from those estimates.

(4)   COMPOSITION OF NET ASSETS:

      At November 30, 1999, the composition of each Fund's net assets was as follows:

                                                                                                                     INTERSTATE
                                                                  PRIMARY       U.S. GOVERNMENT    U.S. TREASURY     TAX-EXEMPT
                                                               INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL    INSTITUTIONAL
                                                                   FUND              FUND              FUND             FUND
                                                               -------------    ---------------    -------------    -------------
      Par Value.............................................   $     359,123     $      34,413      $    18,688      $    37,549
      Paid-in-Capital.......................................     358,763,549        34,379,192       18,669,369       37,510,969
                                                               -------------     -------------      -----------      -----------
      Net Assets............................................   $ 359,122,672     $  34,413,605      $18,688,057      $37,548,518
                                                               -------------     -------------      -----------      -----------
                                                               -------------     -------------      -----------      -----------

(5)   CAPITAL SHARE TRANSACTIONS:

      For the six months ended November 30, 1999 and the year ended May 31, 1999, the capital share transactions of each Fund was as follows:

      SIX MONTHS ENDED NOVEMBER 30, 1999:
      PRIMARY INSTITUTIONAL

                                                                                                TREASURER'S
                                                               CLASS A           CLASS B           TRUST           CLASS C
                                                            --------------    -------------    -------------    -------------

      Sold...............................................      267,949,423       21,959,308      629,301,443      116,922,276
      Reinvested.........................................        1,579,988          227,147        4,311,244        1,452,930
      Redeemed...........................................     (296,930,622)      (9,867,780)    (544,272,694)    (126,055,164)
                                                            --------------    -------------    -------------    -------------
      Net Increase (Decrease)............................      (27,401,211)      12,318,675       89,339,993       (7,679,958)
                                                            --------------    -------------    -------------    -------------
                                                            --------------    -------------    -------------    -------------

      U.S. GOVERNMENT INSTITUTIONAL

                                                                                                                TREASURER'S
                                                                                  CLASS A         CLASS B          TRUST
                                                                                ------------    ------------    ------------
      Sold...................................................................     14,919,708      25,032,101      15,066,338
      Reinvested.............................................................        684,712         190,857         198,451
      Redeemed...............................................................    (35,026,362)    (23,830,668)    (10,722,409)
                                                                                ------------    ------------    ------------
      Net Increase (Decrease)................................................    (19,421,942)      1,392,290       4,542,380
                                                                                ------------    ------------    ------------
                                                                                ------------    ------------    ------------

      U.S. TREASURY INSTITUTIONAL

                                                                                                              TREASURER'S
                                                                                                                 TRUST
                                                                                                              -----------
      Sold.................................................................................................    41,449,202
      Reinvested...........................................................................................       411,798
      Redeemed.............................................................................................   (38,897,037)
                                                                                                              -----------
      Net Increase.........................................................................................     2,963,963
                                                                                                              -----------
                                                                                                              -----------

      INTERSTATE TAX-EXEMPT INSTITUTIONAL

                                                                                                               TREASURER'S
                                                                                                 CLASS A          TRUST
                                                                                               ------------    ------------
      Sold..................................................................................      2,801,447      48,558,578
      Reinvested............................................................................        154,154         343,297
      Redeemed..............................................................................     (5,029,631)    (44,192,618)
                                                                                               ------------    ------------
      Net Increase (Decrease)...............................................................     (2,074,030)      4,709,257
                                                                                               ------------    ------------
                                                                                               ------------    ------------

      YEAR ENDED MAY 31, 1999:

      PRIMARY INSTITUTIONAL

                                                                                                 TREASURER'S
                                                                  CLASS A         CLASS B           TRUST          CLASS C
                                                                ------------    ------------    -------------    ------------
      Sold...................................................    591,162,085      10,331,062      876,047,357      67,172,870
      Reinvested.............................................      1,858,597         206,486        6,520,952         137,928
      Redeemed...............................................   (521,631,338)    (16,690,430)    (900,188,675)     (8,870,196)
                                                                ------------    ------------    -------------    ------------
      Net Increase (Decrease)................................     71,389,344      (6,152,882)     (17,620,366)     58,440,602
                                                                ------------    ------------    -------------    ------------
                                                                ------------    ------------    -------------    ------------

      U.S. GOVERNMENT INSTITUTIONAL

                                                                                                                TREASURER'S
                                                                                  CLASS A         CLASS B          TRUST
                                                                                ------------    ------------    ------------
      Sold...................................................................    122,168,766      32,646,145      31,151,190
      Reinvested.............................................................      1,520,574         215,653         261,577
      Redeemed...............................................................    (87,162,348)    (32,230,911)    (29,739,198)
                                                                                ------------    ------------    ------------
      Net Increase...........................................................     36,526,992         630,887       1,673,569
                                                                                ------------    ------------    ------------
                                                                                ------------    ------------    ------------

      U.S. TREASURY INSTITUTIONAL

                                                                                                              TREASURER'S
                                                                                                                 TRUST
                                                                                                              -----------
      Sold.................................................................................................    48,349,768
      Reinvested...........................................................................................       301,406
      Redeemed.............................................................................................   (32,927,080)
                                                                                                              -----------
      Net Increase.........................................................................................    15,724,094
                                                                                                              -----------
                                                                                                              -----------

      INTERSTATE TAX-EXEMPT INSTITUTIONAL

                                                                                                                TREASURER'S
                                                                                    CLASS A       CLASS B          TRUST
                                                                                  ------------    ---------    -------------
      Sold.....................................................................     13,573,613      572,192       87,978,212
      Reinvested...............................................................         52,593        4,840          415,337
      Redeemed.................................................................     (2,440,294)    (577,032)     (78,697,106)
                                                                                  ------------    ---------    -------------
      Net Increase.............................................................     11,185,912            0        9,696,443
                                                                                  ------------    ---------    -------------
                                                                                  ------------    ---------    -------------

(6)   FINANCIAL HIGHLIGHTS:
      Contained below is per share operating performance data for a share of beneficial interest outstanding for the periods as indicated.

      PRIMARY INSTITUTIONAL FUND

                                             CLASS A                                     CLASS B
                                ----------------------------------     --------------------------------------------
                                SIX MONTHS          FISCAL YEAR        SIX MONTHS               FISCAL YEAR
                                  ENDED            ENDED MAY 31,         ENDED                 ENDED MAY 31,
                                NOVEMBER 30,     -----------------     NOVEMBER 30,     ---------------------------
                                  1999*           1999     1998(A)       1999*           1999      1998     1997(B)
                                ------------     -------   -------     ------------     -------   -------   -------
      Net asset value at
       beginning of period.....   $ 1.0000       $1.0000   $1.0000       $ 1.0000       $1.0000   $1.0000   $1.0000
      Net investment income
       from investment
       operations..............      .0256         .0509     .0332          .0246         .0488     .0529     .0179
      Less dividends from net
       investment income.......     (.0256)       (.0509)   (.0332)        (.0246)       (.0488)   (.0529)   (.0179)
                                  --------       -------   -------       --------       -------   -------   -------
      Net asset value at end of
       period..................   $ 1.0000       $1.0000   $1.0000       $ 1.0000       $1.0000   $1.0000   $1.0000
                                  --------       -------   -------       --------       -------   -------   -------
                                  --------       -------   -------       --------       -------   -------   -------
      Total Return.............       5.12%(d)      5.09%     5.49%(d)       4.92%(d)      4.88%     5.29%     4.95%(d)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period
       (millions)..............   $   48.4       $  75.8   $   4.4       $   16.5       $   4.2   $  10.4   $   2.0
      Ratio of expenses to
       average net assets......        .25%(d)       .25%      .25%(d)        .45%(d)       .45%      .45%      .50%(d)(e)
      Ratio of net investment
       income to average net
       assets..................       5.05%(d)      4.79%     5.35%(d)       4.85%(d)      4.79%     5.16%     4.81%(d)(e)

                                             TREASURER'S TRUST                      CLASS C
                                      ----------------------------------     ------------------------
                                      SIX MONTHS          FISCAL YEAR        SIX MONTHS       PERIOD
                                       ENDED            ENDED MAY 31,         ENDED           ENDED
                                      NOVEMBER 30,     -----------------     NOVEMBER 30,     MAY 31,
                                         1999*           1999     1998(C)       1999*          1999(F)
                                      ------------     -------   -------     ------------     -------
      Net asset value at
       beginning of period.....         $ 1.0000       $1.0000   $1.0000       $ 1.0000       $1.0000

      Net investment income
       from investment
       operations..............            .0239         .0470     .0322          .0231         .0036

      Less dividends from net
       investment income.......           (.0239)       (.0470)   (.0322)        (.0231)       (.0036)
                                          --------       -------   -------       --------       -------

      Net asset value at end of
       period..................         $ 1.0000       $1.0000   $1.0000       $ 1.0000       $1.0000
                                        --------       -------   -------       --------       -------
                                        --------       -------   -------       --------       -------
      Total Return.............             4.77%(d)      4.70%     5.13%(d)       4.61%(d)      4.11%(d)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period
       (millions)..............         $  243.4       $ 154.1   $ 171.7       $   50.8       $  58.4

      Ratio of expenses to
       average net assets......             .60%(d)       .60%      .60%(d)        .75%(d)       .75%(d)

      Ratio of net investment
       income to average net
       assets..................             4.70%(d)      4.59%     5.00%(d)       4.55%(d)      4.12%(d)

(a)    From October 23, 1997 (Commencement of Operations) to May 31, 1998.

(b)    From January 21, 1997 (Commencement of Operations) to May 31, 1997.

(c)    From October 15, 1997 (Commencement of Operations) to May 31, 1998.

(d)    Annualized.

(e) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .48% and 4.83%, respectively, for the period ended May 31, 1997.

(f)    From April 30, 1999 (Commencement of Operations) to May 31, 1999.

 *     Unaudited.

      FINANCIAL HIGHLIGHTS (CONTINUED)
      U.S. GOVERNMENT INSTITUTIONAL FUND

                                                                           CLASS B
                                     CLASS A               ---------------------------------------
                            -------------------------                         FISCAL
                            SIX MONTHS        PERIOD       SIX MONTHS          YEAR        PERIOD
                              ENDED            ENDED         ENDED             ENDED        ENDED
                            NOVEMBER 30,      MAY 31,      NOVEMBER 30,      MAY 31,       MAY 31,
                              1999*           1999(A)        1999*             1999        1998(B)
                            ------------      -------      ------------      -----------   -------
  Net asset value at
    beginning of period....   $ 1.0000        $1.0000        $ 1.0000          $1.0000     $1.0000
                              --------        -------        --------          -------     -------
  Net investment income
    from investment
    operations.............      .0244          .0228           .0234            .0471       .0364
  Less dividends from net
    investment income......     (.0244)        (.0228)         (.0234)          (.0471)     (.0364)
                              --------        -------        --------          -------     -------
  Net asset value at end of
    period.................   $ 1.0000        $1.0000        $ 1.0000          $1.0000     $1.0000
                              --------        -------        --------          -------     -------
                              --------        -------        --------          -------     -------
  Total Return.............       4.87%          4.60%           4.67%            4.71%       5.13%

  RATIOS/SUPPLEMENTAL DATA

  Net assets end of period
    (millions).............   $   17.1        $  36.5        $    7.8          $   6.4     $   5.8
  Ratio of expenses to
    average net assets.....        .25%(d)        .25%(d)         .45%(d)          .45%        .45%(d)
  Ratio of net investment
    income to average net
    assets.................       4.80%(d)       4.55%(d)        4.60%(d)         4.70%       5.00%(d)

                                         TREASURER'S TRUST
                             -----------------------------------------
                                                  FISCAL
                               SIX MONTHS          YEAR        PERIOD
                                  ENDED            ENDED        ENDED
                              NOVEMBER 30,       MAY 31,       MAY 31,
                                  1999*            1999        1998(C)
                             ---------------     -----------   -------
  Net asset value at
    beginning of period....  $       1.0000        $1.0000     $1.0000
                             ---------------       -------     -------
  Net investment income
    from investment
    operations.............           .0226          .0455       .0036
  Less dividends from net
    investment income......          (.0226)        (.0455)     (.0036)
                             ---------------       -------     -------
  Net asset value at end of
    period.................  $       1.0000        $1.0000     $1.0000
                             ---------------       -------     -------
                             ---------------       -------     -------
  Total Return.............            4.51%(d)       4.55%       4.85%(d)
  RATIOS/SUPPLEMENTAL DATA
  Net assets end of period
    (millions).............  $          9.5        $   4.9     $   3.3
  Ratio of expenses to
    average net assets.....             .60%(d)        .60%        .60%(d)
  Ratio of net investment
    income to average net
    assets.................            4.45%(d)       4.42%       4.73%(d)

  ---------------

  (a)   From December 2, 1998 (Commencement of Operations) to May 31, 1999.
  (b)   From September 15, 1997 (Commencement of Operations) to May 31, 1998.
  (c)   From May 5, 1998 (Commencement of Operations) to May 31, 1998.
  (d)   Annualized.
   *    Unaudited.

      U.S. TREASURY INSTITUTIONAL FUND--TREASURER'S TRUST

                                                                                   SIX MONTHS ENDED    FISCAL YEAR
                                                                                   NOVEMBER 30,        ENDED MAY 31,
                                                                                      1999*             1999(A)
                                                                                   ----------------    -------------
      Net asset value at beginning of period....................................       $ 1.0000           $1.0000
                                                                                       --------           -------
      Net investment income from investment operations..........................          .0226             .0245
      Less dividends from net investment income.................................         (.0226)           (.0245)
                                                                                       --------           -------
      Net asset value at end of period..........................................       $ 1.0000           $1.0000
                                                                                       --------           -------
                                                                                       --------           -------
      Total Return..............................................................           4.51%(b)          4.03%(b)

      RATIOS/SUPPLEMENTAL DATA
      Net assets end of period (millions).......................................       $   18.7           $  15.7
      Ratio of expenses to average net assets...................................            .60%(b)           .60%(b,c)
      Ratio of net investment income to average net assets......................           4.46%(b)          3.66%(b,c)

       ---------------
       (a)      From October 21, 1998 (Commencement of Operations) to May 31,
                1999.
       (b)      Annualized.
       (c) During the period ended May 31, 1999, RMCI voluntarily waived a portion of its fee. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .24% and 4.02%, respectively.
       *        Unaudited.

      INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                                                              TREASURER'S TRUST
                                        CLASS A            CLASS B    ----------------------------------
                                -----------------------    -------                    FISCAL
                                SIX MONTHS      PERIOD     PERIOD     SIX MONTHS       YEAR      PERIOD
                                  ENDED          ENDED      ENDED       ENDED          ENDED      ENDED
                                NOVEMBER 30,    MAY 31,    MAY 31,    NOVEMBER 30,    MAY 31,    MAY 31,
                                  1999*         1999(A)    1999(D)      1999*         1999(D)    1998(B)
                                ------------    -------    -------    ------------    -------    -------
      Net asset value at
        beginning of period....   $ 1.0000      $1.0000    $1.0000      $ 1.0000      $1.0000    $1.0000
                                  --------      -------    -------      --------      -------    -------
      Net investment income
        from investment
        operations.............      .0158        .0175      .0101         .0140        .0284      .0018
      Less dividends from net
        investment income......     (.0158)      (.0175)    (.0101)       (.0140)      (.0284)    (.0018)
                                  --------      -------    -------      --------      -------    -------
      Net asset value at end of
        period.................   $ 1.0000      $1.0000    $1.0000      $ 1.0000      $1.0000    $1.0000
                                  --------      -------    -------      --------      -------    -------
                                  --------      -------    -------      --------      -------    -------
      Total Return.............       3.15%(c)     3.06%(c)   3.12%(c)      2.80%        2.84%      3.39%(c)

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of period
        (millions).............   $    9.1      $  11.2         --      $   28.4      $  23.7    $  14.0
      Ratio of expenses to
        average net assets.....        .25%(c)      .25%(c)     .45%(c)        .60%(c)     .60%      .60%(c)
      Ratio of net investment
        income to average net
        assets.................       3.12%(c)     3.13%(c)    3.04%(c)       2.77%(c)    2.79%     3.33%(c)

       ---------------
       (a)   From November 3, 1998 (Commencement of Operations) to May 31,
             1999.
       (b)   From May 13, 1998 (Commencement of Operations) to May 31, 1998.
       (c)   Annualized.
       (d) From August 4, 1998 (Commencement of Operations) to December 31, 1998 (the final redemption of all outstanding shares).
       *     Unaudited.

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